Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000249064 | Philip Morris International8725324
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249064 | Svenska Handelsbanken8725440
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249064 | Galderma Group8725343
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249064 | Capcom8725408
Holdings [Line Items]
Percent of Total Investments	3.90%
C000249064 | Universal Music Group8725423
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249064 | Rheinmetall8725355
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249064 | Games Workshop Group8725379
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249064 | Obic8725420
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249064 | Lifco8725436
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249064 | Tencent Holdings8725394
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249064 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249064 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249064 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249064 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249064 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249064 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249064 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249064 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249064 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249064 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249064 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249064 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000249063 | Philip Morris International8725324
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249063 | Svenska Handelsbanken8725440
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249063 | Galderma Group8725343
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249063 | Capcom8725408
Holdings [Line Items]
Percent of Total Investments	3.90%
C000249063 | Universal Music Group8725423
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249063 | Rheinmetall8725355
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249063 | Games Workshop Group8725379
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249063 | Obic8725420
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249063 | Lifco8725436
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249063 | Tencent Holdings8725394
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249063 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249063 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249063 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249063 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249063 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000249065 | Philip Morris International8725324
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249065 | Svenska Handelsbanken8725440
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249065 | Galderma Group8725343
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249065 | Capcom8725408
Holdings [Line Items]
Percent of Total Investments	3.90%
C000249065 | Universal Music Group8725423
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249065 | Rheinmetall8725355
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249065 | Games Workshop Group8725379
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249065 | Obic8725420
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249065 | Lifco8725436
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249065 | Tencent Holdings8725394
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249065 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249065 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249065 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249065 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249065 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249065 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249065 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249065 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249065 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000251720 | Microsoft8725433
Holdings [Line Items]
Percent of Total Investments	7.20%
C000251720 | Coca-Cola8725418
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251720 | Taiwan Semiconductor Manufacturing8725525
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251720 | Amazon.com8725404
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251720 | Abbott Laboratories8725398
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251720 | Alphabet8725401
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | RELX8725495
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | CME Group8725416
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251720 | Experian8725486
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251720 | SAP8725462
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251720 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251720 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251720 | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000251720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251720 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000251720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251720 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251719 | Microsoft8725433
Holdings [Line Items]
Percent of Total Investments	7.20%
C000251719 | Coca-Cola8725418
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251719 | Taiwan Semiconductor Manufacturing8725525
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251719 | Amazon.com8725404
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251719 | Abbott Laboratories8725398
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251719 | Alphabet8725401
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | RELX8725495
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | CME Group8725416
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251719 | Experian8725486
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251719 | SAP8725462
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251719 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251719 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251719 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251719 | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000251719 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251719 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000251719 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251719 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251719 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251719 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251719 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251721 | Microsoft8725433
Holdings [Line Items]
Percent of Total Investments	7.20%
C000251721 | Coca-Cola8725418
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251721 | Taiwan Semiconductor Manufacturing8725525
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251721 | Amazon.com8725404
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251721 | Abbott Laboratories8725398
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251721 | Alphabet8725401
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | RELX8725495
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | CME Group8725416
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251721 | Experian8725486
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251721 | SAP8725462
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251721 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251721 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251721 | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000251721 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251721 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000251721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251721 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251721 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251721 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251721 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%